Warrant liability (Tables)	12 Months Ended
Dec. 31, 2022
Warrant Liability
Schedule of Warrant Assumptions

Risk-free interest rate	0.53%
Expected life of warrants	3.00 years
Expected annualized volatility	72.42%
Dividend	Nil
Forfeiture rate	0%

Schedule of Derivative Financial Liability

	December 31, 2022	December 31, 2021
Risk-free interest rate	3.99%	0.95%
Expected life of warrants	1.21 years	2.21 years
Expected annualized volatility	69.83%	78.39%
Dividend	Nil	Nil
Forfeiture rate	0%	0%